Merger reserves/(deficit)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Merger reserves/(deficit)

15.	Merger reserves/(deficit)

The merger reserves/(deficit) represent the difference between the carrying value of the investment in subsidiaries and the share capital of the Company’s subsidiaries upon consolidation under the merger accounting principle.

16.	Merger reserves/(deficit)

The merger reserves/(deficit) represent the difference between the carrying value of the investment in subsidiaries and the share capital of the Company’s subsidiaries upon consolidation under the merger accounting principle.